Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (1,627,483)	$ (4,029,860)	$ (4,030,641)	$ (1,593,173)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	85,563	72,476	151,007	51,180
Amortization of investment premium		5,348	6,205	8,734
Stock-based compensation expense	445,069	609,793	1,129,960	438,395
Mark-to-market adjustment on warrant liability	(1,171,250)	1,171,250	679,325	(2,038,000)
Loss on disposal of fixed assets		16,885	16,885	453
Changes in operating assets and liabilities:
Restricted cash	(270,211)	(105,000)	(105,000)
Credit card holdback receivable	30,369	(31,954)	154,547	(202,388)
Accounts receivable, net	(13,163)	(69,992)	160,171	(356,177)
Accrued interest paid			5,907	(5,907)
Prepaid expense and other current assets	34,688	(96,833)	(108,009)	(22,554)
Security deposit		19,520	19,520	(1,335)
Accounts payable and accrued expenses and other current liabilities	341,601	235,007	(843,470)	960,266
Deferred rent	(14,587)	(11,135)	(23,421)	102,115
Deferred revenue	(492,527)	516,537	(614,177)	1,200,491
Accrued interest payable - related party				2,358
Net cash used in operating activities	(2,651,931)	(1,697,958)	(3,401,191)	(1,455,542)
Cash flows from investing activities:
Purchase of fixed assets	(35,550)	(88,241)	(137,978)	(540,591)
Purchase of non-marketable equity securities	(50,000)	0
Redemption of short-term investments	0	4,975,000	6,475,000	(6,489,937)
Repayment of notes receivable issued to employees			11,320
Repayment (issuance) of notes receivable and accrued interest	(2,382)	7,672	(38,233)	(138,803)
Net cash (used in) provided by investing activities	(87,932)	4,894,431	6,310,109	(7,169,331)
Cash flows from financing activities:
Proceeds from issuance of common stock and warrants				7,915,700
Proceeds from exercise of common stock warrants				88,125
Proceeds from exercise of stock options			50,850
Net cash provided by financing activities			50,850	8,003,825
Net (decrease) increase in cash and cash equivalents	(2,739,863)	3,196,473	2,959,768	(621,048)
Cash and cash equivalents at beginning of year	5,357,596	2,397,828	2,397,828	3,018,876
Cash and cash equivalents at end of period	2,617,733	5,594,301	5,357,596	2,397,828
Supplemental disclosure of cash flow information:
Cash paid for taxes and related interest			15,640	4,500
Supplemental disclosure of noncash activity:
Conversion of notes and accrued interest to common stock				71,959
AYI.com domain purchase in exchange for 100,000 shares of common stock	$ 100,000